Spyglass Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 6.5%
Cable One, Inc.	11,836	17,330,745
Match Group, Inc. (a)	327,565	35,619,418
Twitter, Inc. (a)	1,566,868	60,622,123
TOTAL COMMUNICATION SERVICES		113,572,286

CONSUMER DISCRETIONARY - 19.4%
Bright Horizons Family Solutions, Inc. (a)	448,675	59,534,686
Five Below, Inc. (a)	385,756	61,092,178
Leslie's, Inc. (a)	2,519,217	48,772,041
Peloton Interactive, Inc. (a)	1,736,677	45,883,006
Ulta Beauty, Inc. (a)	162,970	64,897,913
Vail Resorts, Inc.	224,815	58,512,600
TOTAL CONSUMER DISCRETIONARY		338,692,424

CONSUMER STAPLES - 2.9%
Beyond Meat, Inc. (a)	1,054,948	50,964,538
TOTAL CONSUMER STAPLES		50,964,538

FINANCIALS - 5.3%
Affiliated Managers Group, Inc.	655,263	92,359,320
TOTAL FINANCIALS		92,359,320

HEALTH CARE - 15.3%
Ascendis Pharma A/S - ADR (a)	710,572	83,392,730
Exact Sciences Corp. (a)	1,404,528	98,204,598
Pacira BioSciences, Inc. (a)	1,104,377	84,286,052
TOTAL HEALTH CARE		265,883,380

INDUSTRIALS - 9.2%
Lyft, Inc. (a)	2,551,793	97,988,851
TransDigm Group, Inc. (a)	94,081	61,297,535
TOTAL INDUSTRIALS		159,286,386

INFORMATION TECHNOLOGY - 40.6%
Affirm Holdings, Inc. (a)	1,406,949	65,113,600
AppLovin Corp. (a)	1,790,633	98,610,159
Everbridge, Inc. (a)	398,915	17,408,651
GoDaddy, Inc. (a)	968,343	81,050,309
Momentive Global, Inc. (a)	4,227,673	68,741,963
Nutanix, Inc. (a)	3,599,643	96,542,425
Palo Alto Networks, Inc. (a)	131,981	82,159,492
Splunk, Inc. (a)	838,849	124,661,350
Zendesk, Inc. (a)	599,229	72,081,257
TOTAL INFORMATION TECHNOLOGY		706,369,206
TOTAL COMMON STOCKS (Cost $1,736,401,158)		1,727,127,540
TOTAL INVESTMENTS (Cost $1,736,401,158) - 99.2%		1,727,127,540
Other Assets in Excess of Liabilities - 0.8%		14,744,796
TOTAL NET ASSETS - 100.00%		$1,741,872,336

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at March 31, 2022 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$113,572,286	$-	$-	$113,572,286
Consumer Descretionary	338,692,424	-	-	338,692,424
Consumer Staples	50,964,538	-	-	50,964,538
Financials	92,359,320	-	-	92,359,320
Health Care	265,883,380	-	-	265,883,380
Industrials	159,286,386	-	-	159,286,386
Information Technology	706,369,206	-	-	706,369,206
Total Common Stocks	1,727,127,540	-	-	1,727,127,540
Total Investments in Securities	$1,727,127,540	$-	$-	$1,727,127,540